Note 34 Fees and commission expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Fee and commission expense [Line Items]
Commissions for selling insurance		€ 25	€ 27
Custody securities		57	45
Other fee and commission expense		867	642
Fee and commission expense		3,036	2,503
Payment services fee expense		2,087	1,789
Payment services fee expense for Credit and Debit cards and POS	[1]	1,959	1,696
Payment services fee expense for Transfers, money and other payment orders		€ 107	€ 81

[1]	(1) Points Of Sale